Note 23 - Employee Benefits - Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance	R$ 2,252.3	R$ 2,104.2
Administrative costs	3.8	3.4	R$ 3.7
Expected Return excluding interest income	99.0	208.5
Curtailments, settlements and others	(7.3)	(4.2)	(0.7)
Balance	2,279.3	2,252.3	2,104.2
Plan assets [member]
Statement Line Items [Line Items]
Balance	4,006.2	3,845.2	3,781.4
Interest Income	267.8	273.3	274.7
Administrative costs	(3.8)	(3.4)	(3.7)
Expected Return excluding interest income	(168.8)	(64.8)	269.8
Acquisition through business combination			73.5
Contributions by employer	213.3	183.2	175.9
Contributions by plan participants	4.7	4.5	5.6
Exchange differences	170.6	166.8	(315.3)
Curtailments, settlements and others	(8.0)
Benefits paid excluding costs of administration	(422.4)	(398.6)	(416.7)
Balance	R$ 4,059.6	R$ 4,006.2	R$ 3,845.2